Convertible debentures (Details)	1 Months Ended	6 Months Ended
	Jul. 31, 2025 USD ($) shares tranche $ / shares	Jun. 30, 2026 USD ($)	Dec. 31, 2025 USD ($)	Dec. 31, 2024 USD ($)
Convertible debentures
Number of traches issued | tranche	3
Issuance of convertible debenture in exchange for cryptocurrencies			$ 10,000,000
Proceeds from convertible debentures, net of issuance costs			4,515,625
Effects of credit risk change from liabilities measured at fair value			(530,550)
Repayments of convertible debt, principal			0
Repayments of convertible debt, interest			$ 600,000
Conversion of convertible debenture into ordinary shares				$ 10,545
Dogecoins
Convertible debentures
Issuance of convertible debentures			40,543,745
Senior secured convertible notes (the "2025 Notes")
Convertible debentures
Aggregate principal amount	$ 16,300,000		$ 16,338,506
Issuance of convertible debenture in exchange for cryptocurrencies	10,000,000
Proceeds from convertible debentures, net of issuance costs	$ 4,515,625
Interest rate (as a percent)	8.25%
Convertible debentures			14,400,000
Fair value changes			2,400,000
Effects of credit risk change from liabilities measured at fair value			$ (500,000)
Senior secured convertible notes (the "2025 Notes") | Dogecoins
Convertible debentures
Issuance of convertible debentures | shares	40,543,745
Subsequent Events
Convertible debentures
Accrued interest		$ 95,581
Conversion of debts into ordinary shares		3,575,000
Common Class A | Subsequent Events
Convertible debentures
Conversion of convertible debenture into ordinary shares		$ 1,843,355
Minimum | Senior secured convertible notes (the "2025 Notes")
Convertible debentures
Conversion price (in dollars per share) | $ / shares	$ 18
Maximum | Senior secured convertible notes (the "2025 Notes")
Convertible debentures
Conversion price (in dollars per share) | $ / shares	$ 23.7